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                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                    PROSPECTUS SUPPLEMENT DATED JUNE 30, 2006
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            This supplement updates the following Prospectuses dated
                               December 30, 2005:

                   First American Stock Funds Class A, Class B
                        and Class C Shares Prospectus (as
                      previously supplemented February 22,
                          March 20, and April 24, 2006)
       First American Stock Funds Class R Shares Prospectus (as previously supplemented February 22, March 20, and April 24, 2006)
       First American Stock Funds Class Y Shares Prospectus (as previously supplemented February 22, March 20, and April 24, 2006)
     Selected First American Funds Class A Shares Prospectus (as previously supplemented February 22, March 7, March 20, and April 24, 2006)

For Class A, B, C, R, and Y shares, this supplement, any previous supplements, and the applicable Prospectus dated December 30, 2005 together constitute a current Prospectus. To request a copy of a Prospectus, please call 800-677-FUND.

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Information set forth in each Prospectus under the heading "Fund Summaries --
Small Cap Growth Opportunities Fund -- Other Information," is replaced by the following:

As previously disclosed, in 2003 FAF Advisors uncovered potentially improper trading of a portfolio security held in the First American Small Cap Growth Opportunities Fund, which occurred in April 2002. FAF Advisors reported this matter to the fund's board of directors and to the Securities and Exchange Commission ("SEC"). The Staff of the SEC has investigated the matter and has advised the fund that it intends to recommend that the SEC seek from the fund any economic benefit the fund received (plus prejudgment interest) as a result of the alleged improper trading. If the fund is required to make any such payments,FAF Advisors has agreed to hold the fund harmless and make any such payments itself. Accordingly, this matter is not expected to have any impact on the fund's net asset value.

IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.
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